BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Financing (Details) - USD ($)		3 Months Ended		6 Months Ended
	Mar. 24, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Fair value adjustment to convertible notes payable			$ (750,000)		$ (1,250,000)
Interest expense		$ 0	0	$ 142,100	147,000
2020 Notes
Debt Instrument [Line Items]
Interest expense		$ 0	$ 0	$ 55,000	$ 121,000
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000
Debt instrument, aggregate purchase price	$ 3,800,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Long-term debt, fair value	$ 5,000,000
Debt conversion, converted instrument, shares issued	100,618
Interest paid	$ 393,611
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	2,000,000
Proceeds from convertible debt	1,500,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	1,700,000
Proceeds from convertible debt	1,250,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	1,300,000
Proceeds from convertible debt	$ 1,000,000